Shareholders' Equity	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Shareholders' Equity
17. SHAREHOLDERS' EQUITY
As of December 31, 2020 and 2019, the authorized share capital was 111,000,000 ordinary shares ("Voting Ordinary Shares") and non-voting convertible ordinary shares ("Non-Voting Ordinary Shares"), each of par value $1.00 per share, and 45,000,000 preferred shares of par value $1.00 per share.
Voting Ordinary Shares
Our Voting Ordinary Shares are listed and trade under the "ESGR" ticker symbol on the NASDAQ Global Select Market. Each Voting Ordinary Share entitles the holder thereof to one vote.
Share Repurchases
On March 9, 2020, our Board of Directors adopted a stock trading plan for the purpose of repurchasing a limited number of our Company’s ordinary shares, not to exceed $150.0 million in aggregate (the "Repurchase Program"). On March 23, 2020, we suspended our Repurchase Program due to uncertainty from the COVID-19 pandemic. The Repurchase Program resumed on September 21, 2020 and expires on March 1, 2021.
From inception to December 31, 2020, we repurchased 178,280 ordinary shares at an average price of 145.87, for an aggregate price of $26.0 million under the Repurchase Program. As of December 31, 2020, the remaining capacity under the Repurchase Program was $124.0 million. We did not repurchase any shares subsequent to December 31, 2020.
Joint Share Ownership Plan
On January 21, 2020, 565,630 Voting Ordinary Shares were issued to the trustee of the Enstar Group Limited Employee Benefit Trust (the "EB Trust"). Voting rights in respect of shares held in the EB Trust have been contractually waived. We have consolidated the EB Trust, and shares held in the EB Trust are classified like treasury shares as contra-equity in our consolidated balance sheet. The EB Trust supports awards made under our Joint Share Ownership Plan, as described in Note 19 - "Share-Based Compensation and Pensions."
Shares issued in acquisition of KaylaRe
On May 14, 2018, 1,501,778 Voting Ordinary Shares were issued as consideration for the acquisition of KaylaRe Holdings Ltd, as described in Note 3 - "Business Acquisitions".
Non-Voting Ordinary SharesThe Non-Voting Ordinary Shares are comprised of several different series as of December 31, 2020:the Series C shares were originally issued in connection with investment transactions in April and December of 2011 and on exercise of warrants in March 2017. The Series C shares: (i) have all of the economic rights (including dividend rights) attaching to Voting Ordinary Shares but are non-voting except in certain limited circumstances; (ii) will automatically convert at a one-for-one exchange ratio (subject to adjustment for share splits, dividends, recapitalizations, consolidations or similar transactions) into Voting Ordinary Shares if the registered holder transfers them in a widely dispersed offering; (iii) may only vote on certain limited matters that would constitute a variation of class rights and as required under Bermuda law, provided that the aggregate voting power of the Series C shares with respect to any merger, consolidation or amalgamation will not exceed 0.01% of the aggregate voting power of our issued share capital; and (iv) require the registered holders’ written consent in order to vary the rights of the shares in a significant and adverse manner. the Series B and Series D shares were created in connection with the 2011 investment transactions, but no shares in these series are issued and outstanding. Holders of the Series C shares have the right to convert such shares, on a share-for-share basis, subject to certain adjustments, into Series D shares at their option. There is no economic difference in Series B, C or D shares, but there are slight differences in the conversion rights and the limited voting rights of each series.there were 910,010 Series E shares issued and outstanding as of December 31, 2020. On May 14, 2018, 505,239 Series E non-voting shares were issued as consideration for the acquisition of KaylaRe Holdings Ltd, as described in Note 3 - "Business Acquisitions". The Series E shares have substantially the same rights as the Series C shares, except that (i) they are convertible only into Voting Ordinary Shares and (ii) they may only vote as required under Bermuda law. The Series E shares include all other Non-Voting Ordinary Shares authorized under our bye-laws but not classified as Series A, B, C or D Non-Voting Ordinary Shares.
Warrants
As of December 31, 2020, there were warrants outstanding to acquire 175,901 Series C Non-Voting Ordinary Shares for an exercise price of $115.00 per share, subject to certain adjustments (the "Warrants"). The Warrants were issued in April 2011 and expire in April 2021.
Series C Preferred Shares
As of December 31, 2020, there were 388,571 Series C Participating Non-Voting Perpetual Preferred Shares ("Series C Preferred Shares") issued and held by one of our wholly-owned subsidiaries. The Series C Preferred Shares (i) upon liquidation, dissolution or winding up of the Company, entitle their holders to a preference over holders of our ordinary voting and non-voting shares of an amount equal to $0.001 per share with respect to surplus assets and (ii) are non-voting except in certain limited circumstances. The Series C Preferred shares have dividend rights equal to those of the ordinary voting shares, subject to certain limitations and in an amount determined by a "participation rate" that is generally reflective of the reduction in the number of Series C Preferred Shares issued in exchange for the previously outstanding Series A Shares. The Series C Preferred Shares otherwise rank on parity with the ordinary voting and non-voting shares, and they rank senior to each other class or series of share capital, unless the terms of any such class or series shall expressly provide otherwise.
Series D Preferred SharesOn June 28, 2018, the Company raised $400.0 million of gross proceeds through the public offering of 16,000 shares of its 7.00% non-cumulative fixed-to-floating rate Series D perpetual preferred shares ("Series D Preferred Shares") (equivalent to 16,000,000 depositary shares, each of which represents a 1/1,000th interest in a Series D Preferred Share), $1.00 par value and $25,000 liquidation preference (the "Liquidation Preference") per share (equivalent to $25.00 per depositary share). The depositary shares are listed and trade under the "ESGRP" ticker symbol on the NASDAQ Global Select Market. The Series D Preferred Shares are not redeemable prior to September 1, 2028, except in specified circumstances as described in the prospectus supplement relating to the offering. On and after September 1, 2028, the Series D Preferred Shares, represented by the depositary shares, will be redeemable at the Company’s option, in whole or from time to time in part, at a redemption price equal to $25,000 per Series D Preferred Share (equivalent to $25.00 per depositary share), plus any declared and unpaid dividends.Series E Preferred SharesOn November 21, 2018, the Company raised $110.0 million of gross proceeds through the public offering of 4,400 shares of its 7.00% fixed rate non-cumulative Series E perpetual preferred shares ("Series E Preferred Shares") (equivalent to 4,400,000 depositary shares, each of which represents a 1/1,000th interest in a Series E Preferred Share), $1.00 par value and $25,000 liquidation preference (the "Series E Liquidation Preference") per share (equivalent to $25.00 per depositary share). The depositary shares are listed and trade under the "ESGRO" ticker symbol on the NASDAQ Global Select Market. The Series E Preferred Shares are not redeemable prior to March 1, 2024, except in specified circumstances as described in the prospectus supplement relating to the offering. On and after March 1, 2024, the Series E Preferred Shares, represented by the depositary shares, will be redeemable at the Company’s option, in whole or from time to time in part, at a redemption price equal to $25,000 per Series E Preferred Share (equivalent to $25.00 per depositary share), plus any declared and unpaid dividends.
Dividends on Preferred Shares
Holders of Series D and Series E Preferred Shares are entitled to receive, only when, as and if declared, non-cumulative cash dividends, paid quarterly in arrears on the 1st day of March, June, September and December of each year, commencing on September 1, 2018 for the Series D Preferred Shares and March 1, 2019 for the Series E Preferred Shares, of 7.00% per annum. Commencing on September 1, 2028, the Series D Preferred Shares will convert to a floating rate basis and dividends will be payable on a non-cumulative basis, when, as and if declared, at three-month LIBOR plus 4.015% per annum. Dividends that are not declared will not accumulate and will not be payable. During the years ended December 31, 2020, 2019 and 2018, we declared and paid dividends on Series D Preferred Shares of $28.0 million, $28.0 million and $12.1 million, respectively. During the years ended December 31, 2020 and 2019, we declared and paid dividends on Series E Preferred Shares of $7.7 million and $7.9 million, respectively. On February 5, 2021, we declared $7.0 million and $1.9 million of dividends on the Series D and E Preferred Shares, respectively, to be paid on March 1, 2021 to shareholders of record as of February 15, 2021.
Any payment of dividends must be approved by our Board of Directors. Our ability to pay dividends is subject to certain restrictions, as described in Note 22 - "Dividend Restrictions and Statutory Financial Information".
The following table presents a roll forward of accumulated other comprehensive income (loss):

	Unrealized gains (losses) arising during the year	Cumulative Currency Translation Adjustment	Defined Benefit Pension Liability	Total
Balance, December 31, 2017, net of tax	$2,440	$11,171	$(3,143)	$10,468
Unrealized gains (losses) on fixed income available-for-sale investments arising during the year	(2,284)	—	—	(2,284)
Reclassification adjustment for net realized (gains) losses included in net earnings	63	—	—	63
Change in currency translation adjustment	—	(202)	—	(202)
Decrease in defined benefit pension liability	—	—	2,156	2,156
Total other comprehensive income (loss)	(2,221)	(202)	2,156	(267)
Other comprehensive (income) loss attributable to RNCI	222	17	—	239
Balance, December 31, 2018, net of tax	441	10,986	(987)	10,440
Unrealized gains (losses) on fixed income available-for-sale investments arising during the year	2,896	—	—	2,896
Reclassification adjustment for net realized (gains) losses included in net earnings	(3,894)	—	—	(3,894)
Change in currency translation adjustment	—	(2,428)	—	(2,428)
Decrease in defined benefit pension liability	—	—	42	42
Total other comprehensive income (loss)	(998)	(2,428)	42	(3,384)
Other comprehensive (income) loss attributable to RNCI	125	(10)	—	115
Balance, December 31, 2019, net of tax	(432)	8,548	(945)	7,171
Unrealized gains (losses) on fixed income available-for-sale investments arising during the year	104,924	—	—	104,924
Reclassification adjustment for change in allowance for credit losses recognized in net earnings	(509)	—	—	(509)
Reclassification adjustment for net realized (gains) losses included in net earnings	(18,033)	—	—	(18,033)
Reclassification to earnings on disposal of subsidiary	(11,856)	34	—	(11,822)
Change in currency translation adjustment	—	(2,103)	—	(2,103)
Decrease in defined benefit pension liability	—	—	1,152	1,152
Total other comprehensive income (loss)	74,526	(2,069)	1,152	73,609
Other comprehensive (income) loss attributable to RNCI	(1,518)	1,397	—	(121)
Balance, December 31, 2020, net of tax	$72,576	$7,876	$207	$80,659
The following table presents details about the tax effects allocated to each component of other comprehensive income (loss):

	Before Tax Amount	Tax (Expense) Benefit	Net of Tax Amount
Twelve months ended December 31, 2020
Unrealized gains (losses) on fixed income available-for-sale investments arising during the year	$115,610	$(10,686)	$104,924
Reclassification adjustment for change in allowance for credit losses recognized in net earnings	(499)	(10)	(509)
Reclassification adjustment for net realized (gains) losses included in net earnings	(19,766)	1,733	(18,033)
Reclassification to earnings on disposal of subsidiary	(15,008)	3,152	(11,856)
Change in currency translation adjustment	(2,294)	191	(2,103)
Reclassification to earnings on disposal of subsidiary	34	—	34
Decrease in defined benefit pension liability	1,097	55	1,152
Other comprehensive income (loss)	$79,174	$(5,565)	$73,609
In the year ended December 31, 2019 and 2018, the deferred tax (expense) benefit associated with items reported in other comprehensive income (loss) was subject to a full valuation allowance. For information on valuation allowances on deferred tax assets, refer to “Assessment of Valuation Allowance on Deferred Tax Assets” within Note 20 - "Income Taxation."
The following table presents details amounts reclassified from accumulated other comprehensive income:

Details about AOCI components	2020	2019	2018	Affected Line Item in Statement where Net Earnings are presented
Unrealized gains (losses) on fixed income available-for-sale investments	$18,682	$3,894	$(63)	Net realized and unrealized gains (losses)
	16,591	—	—	Net earnings from discontinued operations
	35,273	3,894	(63)	Total before tax
	(4,875)	—	—	Income tax (expense)
	30,398	3,894	(63)	Net of tax
Currency translation adjustment on disposal of subsidiary	(34)	—	—	Net earnings from discontinued operations
Total reclassifications for the period, net of tax	$30,364	$3,894	$(63)